CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue recognized	$ 100	$ 100	$ 300
Selling expenses recognized	$ 40	$ 1,300	$ 3,500
Ordinary share, par value (in dollars per share)	$ 0.015	$ 0.015